SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six months ended June 30,
(US$ MILLIONS)	2021	2020
Interest paid	$608	$565
Income taxes paid	$228	$102

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” in the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six months ended June 30,
(US$ MILLIONS)	2021	2020
Accounts receivable	$(401)	$637
Inventory	(339)	200
Prepayments and other	(125)	89
Accounts payable and other	580	(102)
Changes in non-cash working capital, net	$(285)	$824